Annual Total Returns [BarChart] - Voya Strategic Allocation Growth Portfolio - Class S	May 01, 2021
Bar Chart Table:
2011	(3.16%)
2012	14.71%
2013	22.11%
2014	6.22%
2015	(1.37%)
2016	6.63%
2017	17.57%
2018	(8.50%)
2019	22.49%
2020	14.16%